List of Material Subsidiaries	12 Months Ended
Mar. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Abstract]
List of Material Subsidiaries
39)	LIST OF MATERIAL SUBSIDIARIES

S. No.	Name of entity	Place of Incorporation	Ownership interest as at March 31, 2021	Ownership interest as at March 31, 2022
1	MakeMyTrip Inc.	Delaware, USA	100%	100%
2	MakeMyTrip (India) Private Limited	India	100%	100%
3	Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
4	Ibibo Group Private Limited	India	100%	100%
5	Bitla Software Private Limited	India	100%	100%